Statements of Changes in Shareholders' Capital/Members' Equity (USD $)	iShares S&P GSCI Commodity-Indexed Trust [Member]	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] General Member	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] Limited Member	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Shareholders' Capital, Beginning of Period at Dec. 31, 2007	$ 458,195,417
Members' Equity at Dec. 31, 2007		26,683	458,195,417	458,222,100
Contributions	756,083,354
Contributions to iShares S&P GSCI Commodity-Indexed Investing Pool LLC			756,083,354	756,083,354
Redemptions	(372,869,896)
Redemptions from iShares S&P GSCI Commodity-Indexed Investing Pool LLC			(372,869,896)	(372,869,896)
Net investment loss	9,500,445	408	9,500,445	9,500,853
Net realized gain (loss) on short-term investments	643,807	27	643,807	643,834
Net realized gain (loss) on futures contracts	15,927,248	552	15,927,248	15,927,800
Net change in unrealized appreciation/depreciation on futures contracts	(401,243,118)	(13,652)	(401,243,118)	(401,256,770)
Net Asset Value per Share, End of Period	$ 27.51
Shareholders' Capital, End of Period at Dec. 31, 2008	466,237,257
Members' Equity at Dec. 31, 2008		14,018	466,237,257	466,251,275
Contributions	1,141,869,162
Contributions to iShares S&P GSCI Commodity-Indexed Investing Pool LLC			1,141,869,162	1,141,869,162
Redemptions	(51,374,866)
Redemptions from iShares S&P GSCI Commodity-Indexed Investing Pool LLC			(51,374,866)	(51,374,866)
Net investment loss	(6,640,299)	(73)	(6,640,299)	(6,640,372)
Net realized gain (loss) on short-term investments	192,935	3	192,935	192,938
Net realized gain (loss) on futures contracts	(9,748,137)	(159)	(9,748,137)	(9,748,296)
Net change in unrealized appreciation/depreciation on futures contracts	218,814,394	2,343	218,814,394	218,816,737
Net Asset Value per Share, End of Period	$ 31.67
Shareholders' Capital, End of Period at Dec. 31, 2009	1,759,350,446
Members' Equity at Dec. 31, 2009		16,132	1,759,350,446	1,759,366,578
Net investment loss	(2,916,995)			(2,917,022)
Net realized gain (loss) on short-term investments	(418)			(418)
Net change in unrealized appreciation/depreciation on futures contracts	(17,020,104)			(17,020,260)
Shareholders' Capital, End of Period at Mar. 31, 2010
Shareholders' Capital, Beginning of Period at Dec. 31, 2009	1,759,350,446
Members' Equity at Dec. 31, 2009		16,132	1,759,350,446	1,759,366,578
Contributions	249,730,155
Contributions to iShares S&P GSCI Commodity-Indexed Investing Pool LLC			249,730,155	249,730,155
Redemptions	(327,772,261)
Redemptions from iShares S&P GSCI Commodity-Indexed Investing Pool LLC			(327,772,261)	(327,772,261)
Net investment loss	(10,288,962)	(97)	(10,288,962)	(10,289,059)
Net realized gain (loss) on short-term investments	3,317		3,317	3,317
Net realized gain (loss) on futures contracts	(102,883,332)	(994)	(102,883,332)	(102,884,326)
Net change in unrealized appreciation/depreciation on futures contracts	231,740,632	2,352	231,740,632	231,742,984
Net Asset Value per Share, End of Period	$ 34.15
Shareholders' Capital, End of Period at Dec. 31, 2010	1,799,879,995
Members' Equity at Dec. 31, 2010		17,393	1,799,879,995	1,799,897,388
Contributions	76,373,143
Contributions to iShares S&P GSCI Commodity-Indexed Investing Pool LLC			76,373,143	76,373,143
Redemptions	(32,547,012)
Redemptions from iShares S&P GSCI Commodity-Indexed Investing Pool LLC			(30,667,003)	(30,667,003)
Net investment loss	(3,524,745)	(26)	(3,524,745)	(3,524,771)
Net realized gain (loss) on short-term investments	20,359		20,359	20,359
Net realized gain (loss) on futures contracts	176,379,903	1,646	176,379,903	176,381,549
Net change in unrealized appreciation/depreciation on futures contracts	13,828,490	141	13,828,490	13,828,631
Net Asset Value per Share, End of Period	$ 37.60
Shareholders' Capital, End of Period at Mar. 31, 2011	2,030,410,133
Members' Equity at Mar. 31, 2011		$ 19,154	$ 2,032,290,142	$ 2,032,309,296